Borrowings - Schedule of Net Interest and Other Finance Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of detailed information about borrowings [line items]
Standby fees	$ 0.9	$ 1.4	$ 0.8
Acceleration of unamortized costs on debt extinguishment	9.5	1.1	7.0
Interest income	(0.4)	(0.7)	(0.4)
Other costs	0.3	1.9	0.0
Net interest, finance and other costs	39.0	30.9	28.4
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Interest expense	0.4	0.2	0.2
Revolving facility
Disclosure of detailed information about borrowings [line items]
Interest expense	1.8	3.1	3.7
Term loan
Disclosure of detailed information about borrowings [line items]
Interest expense	17.4	14.4	8.7
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 9.1	$ 9.5	$ 8.4